Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 26, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue		$ 116,274	$ 119,287
Total revenues		$ 21,193	151,856	$ 8,152
Royalties and licenses
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Estimated license contract term based on expected life of patent		20 years
Total revenues		$ 480	140,381	4,017
Materials and supply agreements
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenues		3,267	553	879
Bioserv sales and services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unbilled contracts receivable		400	500
Deferred revenue		200	400
Total revenues		5,992	5,000	0
Joint development agreement
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Proceeds from customers	$ 5,000
Total revenues		3,333	1,667	$ 0
ImmuneOncia Therapeutics, LLC | Royalties and licenses
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Proceeds from customers		9,600
Remaining performance obligation expected to be recognized in the next twelve months		500
Nant Cell | Royalties and licenses
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue		$ 110,000	$ 110,000